CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Sub-classifications of financial information
Concessionary loans outstanding	kr 315		kr 382
Operating result of previous concessionary credit program	(21)		(28)
Administrative remuneration for concessionary loans	1		1
Comprehensive income
Interest income	2,719		4,108		kr 6,357
Interest expenses	(812)		(2,162)		(4,640)
Foreign exchange effects	(2)		5		2
Financial position for CIRR-system
Cash and cash equivalents	11,128	[1]	3,362	[1]	kr 1,362	[1]	kr 2,416
Derivatives	8,419		7,563
Other assets	7,451		12,853
Prepaid expenses and accrued revenues	1,913		1,987
Total assets	333,647		335,399
Derivatives	14,729		25,395
Accrued expenses and prepaid revenues	1,875		1,924
Total liabilities and equity	333,647		335,399
Committed undisbursed loans	53,871		57,213
Binding offers	1,510		1,322
CIRR-System
Comprehensive income
Interest income	2,105		2,170
Interest expenses	(2,061)		(2,087)
Interest compensation	7		14
Foreign exchange effects	(1)		4
Profit before compensation to SEK	50		101
Administrative remuneration to SEK	(197)		(196)
Operating profit CIRR-system	(147)		(95)
Reimbursement to (-) / from (+) the State	147		95
Financial position for CIRR-system
Cash and cash equivalents	8		2
Loans	87,872		69,163
Derivatives	36
Other assets	7,359		12,528
Prepaid expenses and accrued revenues	470		407
Total assets	95,745		82,100
Liabilities	88,092		69,289
Derivatives	7,060		12,232
Accrued expenses and prepaid revenues	593		579
Total liabilities and equity	95,745		82,100
Committed undisbursed loans	39,084		51,463
Binding offers	kr 1,510		kr 1,322

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.